Other Reserves - Reconciliation of Post Retirement Benefit Reserve (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of reserves within equity [abstract]
Balance at beginning of year	R (19)	R (12)
Actuarial gain/(loss)	17	(7)	R (11)
Deferred tax	(2)	0
Balance at end of year	R (4)	R (19)	R (12)